Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2010
Secured Borrowings
Components of the Secured Borrowings and Related Collateral

The components of the secured borrowings and related collateral as of December 31, 2009 were as follows:

	2009
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 1.76% senior collateralized bond obligation	2039	540,520	591,976	—
KB 12th ABS Specialty Co., Ltd. 7.00%-8.50% senior collateralized bond obligation	2010~2011	70,000	22,330	—
KB 13th ABS Specialty Co., Ltd. 3.82%-6.41% senior collateralized bond obligation	2010~2011	165,000	120,586	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2010	100,000	—	99,285
Eubora ABS Specialty Co., Ltd. 4.05%-4.45% senior collateralized bond obligation	2010	70,000	69,662	—
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 6.27% senior collateralized bond obligation	2012	3,258	3,346	—
Other 7.25% senior collateralized bond obligation	2014	1,141,845	4,148,828	—
Other 1.29%-7.40% securities sold under repurchase agreement	2010	2,605,262	—	4,325,842

Gross secured borrowings		4,695,885	4,956,728	4,425,127
Discount		(26,157)	—	—

Total		4,669,728	4,956,728	4,425,127

The components of the secured borrowings and related collateral as of December 31, 2010 were as follows:

	2010
			Collateral
	Maturity	Secured borrowings	Loans	Securities
	(In millions of Korean Won)
KB 1st Mortgage Loan Specialty Co., Ltd. 2.11% senior collateralized bond obligation	2039	423,379	521,932	—
KB 14th ABS Specialty Co., Ltd. 6.03%-6.57% senior collateralized bond obligation	2011-2012	30,000	35,638	—
New Star 1st ABS Specialty Co., Ltd. 4.65%-5.05% commercial papers	2011	100,300	—	100,985
KAMCO Value Recreation 3rd ABS Specialty Co., Ltd. 5.08% senior collateralized bond obligation	2012	3,258	8,167	—
Other 7.25% senior collateralized bond obligation	2014	1,136,852	1,565,028	—
Other 1.50%-4.90% securities sold under repurchase agreement	2011	977,958	—	3,207,845

Gross secured borrowings		2,671,747	2,130,765	3,308,830
Discount		(20,678)	—	—

Total		2,651,069	2,130,765	3,308,830

Combined Aggregate Amounts of all Secured Borrowings by Contractual Maturities

(In millions of Korean won)
Due in 2011	1,093,258
Due in 2012	18,258
Due in 2013	—
Due in 2014	1,136,852
Due in 2015	—
Thereafter	423,379

Gross secured borrowings	2,671,747
Discount	(20,678)

Total	2,651,069